Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 2	$ 10,547
Restricted cash	5,303	7,554
Accounts receivable, net of allowance of $1,822 ($2,822 in 2011)	22,676	23,555
Other receivables	2,400	2,390
Income tax receivable	954
Prepaid expenses and other	5,136	2,278
Total Current Assets	36,471	46,324
Securities and Investments	462	128
Property, Plant and Equipment
Land and buildings	19,489	22,833
Network plant and equipment	419,176	365,101
Furniture, fixtures and other equipment	22,070	13,069
Total in service	460,735	401,003
Under construction	19,764	18,200
Property, plant and equipment, gross	480,499	419,203
Less accumulated depreciation	143,910	119,245
Total Property, Plant and Equipment, net	336,589	299,958
Other Assets
Goodwill	100,297	100,297
Other intangibles, less accumulated amortization of $72,876 ($61,742 in 2011)	34,895	45,696
Deferred charges and other assets	4,448	6,197
Total Other Assets	139,640	152,190
Total Assets	513,162	498,600
Current Liabilities
Current portion of long-term debt	7,900	2,679
Accounts payable	17,453	12,432
Dividends payable	3,013	2,980
Advance billings and customer deposits	13,527	12,623
Accrued compensation	1,742	2,832
Accrued operating taxes	3,838	2,624
Other accrued liabilities	6,284	3,262
Total Current Liabilities	53,757	39,432
Long-term Liabilities
Long-term debt	304,325	323,897
Retirement benefits	30,413	35,728
Deferred income taxes	55,956	41,204
Other long-term liabilities	3,500	5,028
Income tax payable	609	484
Total Long-term Liabilities	394,803	406,341
Commitments and Contingencies
Equity
Preferred stock, par value $0.01 per share, authorized 100 shares, none issued
Common stock, par value $0.01 per share, authorized 55,000 shares; 21,610 shares issued and 21,498 shares outstanding (21,235 shares issued and 21,170 shares outstanding in 2011)	216	212
Additional paid in capital	129,570	126,427
Treasury stock, 112 shares at cost (65 shares in 2011)
Accumulated deficit	(53,060)	(57,416)
Accumulated other comprehensive loss	(12,676)	(16,840)
Total Lumos Networks Corp. Stockholders' Equity	64,050	52,383
Noncontrolling Interests	552	444
Total Equity	64,602	52,827
Total Liabilities and Equity	$ 513,162	$ 498,600